Equity - Additional Information (Details) - USD ($)			1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2019	Jun. 06, 2018	May 31, 2019	May 21, 2019	Nov. 30, 2018	Feb. 28, 2018	Jan. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 04, 2018
Equity [Line Items]
Shares authorized								1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares authorized								750,000,000	750,000,000	750,000,000	750,000,000
Common stock, par value per share (in dollars per share)								$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized								250,000,000	250,000,000	250,000,000	250,000,000
Preferred stock, par value per share (in dollars per share)								$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of common shares issued and sold	1,666,667	8,500		227,062	240,000	63,620	775,460
Offering price per share	$ 4.80	$ 10.00		$ 4.80	$ 10.00	$ 10.00	$ 10.00
Net proceeds from issuance of common shares	$ 7,222,501	$ 65,825		$ 991,807	$ 1,838,727	$ 7,684,167	$ 7,684,167
Other issuance costs								$ 116,632	$ 887,465	$ 299,624
Common Stock, Shares, Outstanding								4,500,144	4,500,144	2,321,582	1,148,002
Number of stock issued for conversion to common shares									125,000	125,000	0
Common units of Operating Partnership outstanding								4,625,144	4,625,144	2,446,582	1,273,002
Private placement
Equity [Line Items]
Number of common shares issued and sold			270,833
Offering price per share			$ 4.80
Net proceeds from issuance of common shares			$ 1,183,998
Moloney Securities Co. Inc.
Equity [Line Items]
Number of warrants issued to purchase common shares												49,890
Warrant exercise price												$ 12.50
Value of warrants												$ 49,890
Moloney Securities Co. Inc.
Equity [Line Items]
Number of warrants issued to purchase common shares												49,890
Warrant exercise price												$ 12.50
Value of warrants												$ 49,890
Operating Partnership unit holders (distributions)
Equity [Line Items]
Noncontrolling ownership percentage								97.30%	97.30%	94.89%	90.18%